PIMCO Funds

Supplement Dated November 18, 2009 to the

Statement of Additional Information,

dated October 1, 2009 (as revised as of October 28, 2009)

Disclosure Related to All Funds

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY

THE SUPPLEMENT DATED NOVEMBER 12, 2009

Effective immediately, the first sentence of the fifth paragraph under the “Foreign Securities” subsection of the “Investment Objectives and Policies” section on page 25 is deleted in its entirety and replaced with the following:

The Developing Local Markets, Diversified Income, Emerging Local Bond, Emerging Markets and Infrastructure Bond, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Advantage Strategy Bond, Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), Global Multi-Asset, Floating Income, RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds may invest, without limit, in securities and instruments that are economically tied to emerging market countries.

Also, effective immediately, the first sentence of the “Currency Hedging” paragraph in the “Investment Restrictions” section on page 50 is deleted in its entirety and replaced with the following:

The Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except for the Convertible Fund, Developing Local Markets Fund, Diversified Income Fund, EM Fundamental IndexPLUS TR Strategy Fund, Emerging Local Bond Fund, Emerging Markets and Infrastructure Bond, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Global Advantage Strategy Bond Fund, Global Bond Fund (Unhedged), Global Multi-Asset Fund, Income Fund, International StocksPLUS® TR Strategy Fund (Unhedged), RealRetirement® 2010 Fund, RealRetirement® 2020 Fund, RealRetirement® 2030 Fund, RealRetirement® 2040 Fund and RealRetirement® 2050 Fund, will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Additionally, effective immediately, the following sentence is added to the end of the second to last paragraph in the “Investment Restrictions” section of the Statement of Additional Information on page 52:

For all Funds except the High Yield Fund, in the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the High Yield Fund, in the event that ratings services assign different ratings to the same security, PIMCO will use the lowest rating as the credit rating for that security.

Investors Should Retain This Supplement For Future Reference

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